Land Use Rights	12 Months Ended
May. 31, 2015
Text Block [Abstract]
Land Use Rights
12.	LAND USE RIGHTS

Land use rights consisted of the following:

	As of May 31,
	2014	2015
	US$	US$
Land use rights	5,004	5,497
Less: accumulated amortization	(972)	(1,089)
Exchange differences	312	(146)

Land use rights, net	4,344	4,262

Amortization expenses for land use rights for the years ended May 31, 2013, 2014 and 2015 were US$108, US$117 and US$116, respectively. The Group expects to recognize US$116 in amortization expense for each of the next five years and
US$ 3,682 thereafter.